LEASES (Tables)	12 Months Ended
Dec. 31, 2018
LEASES [Abstract]
Future Minimum Rental Payments Under Operating Leases	Future minimum rental payments under these leases are as follows:
December 31, 2018
Dollars in thousands
2019	$129
2020	53
2021	34
$216